Tax Matters - Reconciliation of Profit (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Accounting profit before tax	€ 12,095	€ 2,583	€ 2,718
Tax expense at prevailing statutory rate	2,768	532	722
Permanent differences	(1,705)	289	(223)
Changes in deferred tax charge due to changes in tax rates	51	14	8
(Capitalization)/reversal of tax deduction and tax relief	225	(103)	(44)
(Capitalization)/reversal of loss carryforwards	(307)	(88)	118
Increase/(decrease) in tax expense arising from temporary differences	84	(8)	484
Other concepts	262	(10)	(11)
Current tax expense	831	462	1,108
Deferred tax expense	547	164	(54)
Corporate income tax	€ 1,378	€ 626	€ 1,054